Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities:
Net Loss	$ (3,842,014)	$ (8,045,803)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	28,103	26,137
Gain on debt extinguishment (PPP)		(90,100)
Net change in unrealized appreciation and depreciation in gold bullions	(38)	13,004
Stock issued for services		242,100
Loss on disposal of fixed assets		49,321
Amortization of debt discount	1,111,580	4,702,918
Imputed interest - related party	80,849	82,851
Warrants issued/(cancelled) to consultants	234,698	600,278
Changes in operating assets and liabilities:
(Increase) in inventory	(6,580)
(Increase) in prepaid expenses	(4,610)	(8,467)
(Increase) in deposits	(98,480)
Operating lease right-of-use, net	45,275	90,072
Increase in accrued expenses and other payables - related party	470,448	441,574
Increase in accounts payable	138,159	199,723
Operating lease liabilities, current	(44,577)	(104,417)
Net Cash Used In Operating Activities	(1,887,187)	(1,800,809)
Cash Flows From Investing Activities:
Investment in gold bullions		(450,216)
Purchase of Fixed Assets	(5,021)	(97,154)
Net Cash Used In Investing Activities	(5,021)	(547,370)
Cash Flows From Financing Activities:
Repayment of notes payable - related party	(40,000)
Proceeds from convertible note payable, net of original issue discount	2,760,000	3,670,000
Principal payments on debt	(60,000)	(50,000)
Proceeds from warrant exercise	739,864	266,332
Net Cash Provided by Financing Activities	3,399,864	3,886,332
Net Increase in Cash	1,507,656	1,538,153
Cash at Beginning of Year	2,355,060	816,907
Cash at End of Year	3,862,716	2,355,060
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise		292,533
Warrant discount in connection with convertible debt	625,003	3,670,000
Adoption of lease standard ASC 842		115,390
Cancellation and forgiveness of lease - related party		44,419
Cancellation and forgiveness of lease		241,800
Shares issued in connection with convertible note payable	$ 3,935,615	$ 4,461,931